Schedule of Warrants for Shares of Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 29, 2023	Sep. 29, 2021	Dec. 02, 2020
Class of Warrant or Right [Line Items]
Number of Warrants	36,892,000	366,946	97,042
Exercise Price per warrant				$ 16,429	$ 6,037.50
Warrant liabilities		$ 2,166,874	$ 11,835
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date	Dec. 02, 2020	Dec. 02, 2020
Expiration Date	Sep. 29, 2026	Sep. 29, 2026	Sep. 29, 2026
Number of Warrants	8,477,000	8,477
Exercise Price per warrant	$ 6,037.50	$ 6,037.50	$ 6,037.50
Issue Date		$ 1,050.00	$ 1,050.00
Warrant liabilities			$ 127
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date	Dec. 02, 2020	Dec. 02, 2020
Expiration Date	Sep. 29, 2026	Sep. 29, 2026	Sep. 29, 2026
Number of Warrants	16,429,000	16,429	16,429	65,715
Exercise Price per warrant	$ 6,037.50	$ 6,037.50	$ 6,037.50	$ 5,250.00		$ 6,037.50
Issue Date		$ 1,732.50	$ 1,732.50
Warrant liabilities			$ 258
A 2022 Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date		Jul. 25, 2022
Number of Warrants		134
Exercise Price per warrant		$ 1,344.00
2022 Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date	Jul. 25, 2022	Jul. 25, 2022	Jul. 25, 2022
Expiration Date	Jul. 24, 2034	Jul. 24, 2034	Jul. 24, 2034
Number of Warrants	134,000	134	134
Exercise Price per warrant	$ 1,344.00	$ 1,344.00	$ 1,344.00			$ 1,344.00
Issue Date		$ 1,275.75	$ 1,275.75
Warrant liabilities		$ 1,102	$ 23
A 2023 Private Warrant A [Member]
Class of Warrant or Right [Line Items]
Issue Date		Dec. 29, 2023
Number of Warrants				68,573
Exercise Price per warrant				$ 299.25
RDO Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date		Dec. 29, 2023	Dec. 29, 2023
Expiration Date		Dec. 29, 2028	Dec. 29, 2028
Number of Warrants		19,048	68,573
Exercise Price per warrant		$ 299.25	$ 299.25
Issue Date		$ 157.50	$ 157.50
Warrant liabilities		$ 90,469	$ 10,891
A 2023 Private Warrant B [Member]
Class of Warrant or Right [Line Items]
Issue Date		Dec. 29, 2023
Expiration Date		Dec. 29, 2028
Number of Warrants		3,429		3,429
Exercise Price per warrant				$ 325.50
2023 Placement Agent Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price per warrant		$ 326.25
Two Thousand Twenty Three Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date		Dec. 29, 2023
Expiration Date		Dec. 29, 2028
Number of Warrants		3,429
Exercise Price per warrant		$ 326.29
Issue Date		$ 157.50
Warrant liabilities		$ 15,835
A 2024 Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date		Apr. 01, 2024
2024 Private Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date		Apr. 01, 2024
Expiration Date	May 16, 2025	May 16, 2025
Number of Warrants		41,808
Exercise Price per warrant		$ 199.35
Issue Date		$ 151.20
Warrant liabilities		$ 2,007
BEPO Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date	Apr. 12, 2024	Apr. 12, 2024
Expiration Date	Apr. 12, 2029	Apr. 12, 2029
Number of Warrants	5,157,000	65,307
Exercise Price per warrant	$ 183.75	$ 183.75
Issue Date		$ 138.15
Warrant liabilities		$ 377,750
BEPO Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date	Apr. 12, 2024	Apr. 12, 2024
Expiration Date	Apr. 12, 2029	Apr. 12, 2029
Number of Warrants	3,266,000	3,266
Exercise Price per warrant	$ 202.13	$ 202.13
Issue Date		$ 136.65
Warrant liabilities		$ 18,477
Bepo Agent Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price per warrant		$ 202.20
July 2024 Private Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date		Jul. 01, 2024
July 2024 Private Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date		Jul. 01, 2024
Expiration Date		Jul. 01, 2029
Number of Warrants		110,000
Exercise Price per warrant		$ 37.50
Issue Date		$ 38.25
Warrant liabilities		$ 864,995
August Inducement Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date		Aug. 13, 2024
Expiration Date		Aug. 12, 2029
Number of Warrants		99,048
Exercise Price per warrant		$ 34.20
Issue Date		$ 24.60
Warrant liabilities		$ 796,239
2029 Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date		Dec. 29, 2023
Expiration Date			Dec. 29, 2028
Number of Warrants		3,429
Exercise Price per warrant		$ 326.25
Issue Date			$ 157.50
Warrant liabilities			$ 536
Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date	Dec. 29, 2023
Expiration Date	Dec. 29, 2028
Number of Warrants	3,429,000
Exercise Price per warrant	$ 326.29